Combined and Consolidated Statements of Income (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Sales and other operating revenue	$ 873,000,000	$ 931,700,000
Costs and operating expenses
Cost of products sold and operating expenses	656,300,000	715,400,000
Selling, general and administrative expenses	27,300,000	28,300,000
Depreciation and amortization expense	54,300,000	46,600,000	46,400,000
Total costs and operating expenses	737,900,000	790,300,000
Operating income	135,100,000	141,400,000
Interest expense, net	37,100,000	15,400,000	10,300,000
Income before income tax expense	98,000,000	126,000,000
Income tax expense	10,500,000	1,800,000	23,300,000
Net income	87,500,000	124,200,000	82,800,000
Less: Net income attributable to noncontrolling interests	15,700,000	40,800,000
Net income attributable to SunCoke Energy Partners L.P.	71,800,000	83,400,000
General partner's interest in net income	18,200,000	26,400,000
Limited partners' interest in net income	53,600,000	57,000,000
Common Units
Costs and operating expenses
Net income per common unit (basic and diluted), in dollars per share	1.58	1.81
Weighted average units outstanding (basic and diluted) (in shares)	19.7	15.7
Subordinated Units
Costs and operating expenses
Net income per subordinated unit (basic and diluted), in dollars per share	1.43	1.81
Weighted average units outstanding (basic and diluted) (in shares)	15.7	15.7
Predecessor
Revenues
Sales and other operating revenue			1,013,900,000
Costs and operating expenses
Cost of products sold and operating expenses			821,100,000
Selling, general and administrative expenses			30,000,000
Depreciation and amortization expense			46,400,000
Total costs and operating expenses			897,500,000
Operating income			116,400,000
Interest expense, net			10,300,000
Income before income tax expense			106,100,000
Income tax expense	9,300,000	1,000,000	23,300,000
Net income			82,800,000
Less: Net income attributable to noncontrolling interests			0
Net income attributable to SunCoke Energy Partners L.P.	15,800,000	24,800,000	82,800,000
General partner's interest in net income	15,800,000	24,800,000
Successor
Costs and operating expenses
Income tax expense	1,200,000	800,000	0
Net income	87,500,000	124,200,000
Net income attributable to SunCoke Energy Partners L.P.	$ 56,000,000	$ 58,600,000	$ 0